Administrative Expenses	12 Months Ended
Dec. 31, 2020
Administrative Expenses [Abstract]
Administrative expenses

NOTE 6: ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Payroll and related costs	5,231	8,180	5,423
Professional fees	3,733	4,125	4,677
Other expenses	3,217	4,325	4,211
Depreciation of RoU asset	630	644	654
Depreciation of tangible assets	711	478	811
Total	13,522	17,752	15,776

As of December 31, 2020, the Company employed 396 land-based employees: 28 employees in the Asuncion, Paraguay office, 49 employees at the port facility in San Antonio, Paraguay, 99 employees in the Buenos Aires, Argentina office, six employees in the Montevideo, Uruguay office, 203 employees at the dry port facilities in Uruguay, and 11 employees in the Corumba, Brazil office and 565 seafarers as crew on our vessels.